Cover	Sep. 11, 2026
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 11, 2026
Entity File Number	001-32491
Entity Registrant Name	COFFEE HOLDING CO., INC.
Entity Central Index Key	0001007019
Entity Tax Identification Number	11-2238111
Entity Incorporation, State or Country Code	NV
Entity Address, Address Line One	3475 Victory Boulevard
Entity Address, City or Town	Staten Island
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10314
City Area Code	(718)
Local Phone Number	832-0800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, Par Value $0.001 Per Share
Trading Symbol	JVA
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false